Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Schedule of financial assets (liabilities) measured at fair value
	Level 1	Level 2	Level 3
	U.S Dollars in thousands
September 30, 2022
Derivatives instruments	$-	$(180)	-
Contingent consideration	-	-	$(23,705)

September 30, 2021
Derivatives instruments	$-	$(40)	$-

December 31, 2021
Derivatives instruments	$-	$73	$-
Contingent consideration	$-	$-	$(21,995)